Goodwill and Other Long-Lived Assets - Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization expense	$ 10,682	$ 5,811	$ 26,709	$ 17,195
Finite-lived intangible assets:
Remainder of 2016	11,109		11,109
2017	40,011		40,011
2018	36,554		36,554
2019	33,544		33,544
2020	28,711		28,711
Thereafter	55,126		55,126
Total	205,055		205,055		$ 96,337
Indefinite-lived intangible assets:
Trademarks	4,040		4,040
Total intangible assets	$ 209,095		$ 209,095		$ 97,377